Reversals (Impairments) of tangible and intangible assets and right-of-use assets - Main price assumptions for assessing the recoverability of oil & gas assets (Details)	12 Months Ended
Dec. 31, 2024 $ / bbl $ / MMBTU
2025
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Nominal value of price of the Brent crude oil | $ / bbl	75
Nominal value of natural gas price (in Dollars per Millions of BTU) | $ / MMBTU	13
Long-term price of the Brent crude oil benchmark | $ / bbl	65
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	10
2028
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	68
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	9
2030
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	69
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	7
2040
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	59
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	6.6
2050
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	49
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	6.3